Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
BALANCE at Mar. 31, 2016	$ 7,975,160	$ 29,003,674	$ (5,475,964)	$ 31,736,177
Net earnings (loss)				(2,678,684)	$ (2,678,684)
Issuance of restricted stock	210,000	(137,760)
Cash dividends				(276,178)
BALANCE at Mar. 31, 2017	8,185,160	28,865,914	(5,475,964)	28,781,315	60,356,425
Net earnings (loss)				2,759,404	2,759,404
Cash dividends				(350,473)
BALANCE at Mar. 31, 2018	8,185,160	29,154,874	(5,475,964)	31,190,246	$ 63,054,316
Paid in capital – restricted stock awards		$ 288,960